Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents		$ 2,861	$ 2,016
Restricted cash		117	114
Short-term deposits		2,253
Marketable debt securities		7,528	11,769
Other receivables		480	825
Total current assets		13,239	14,724
Operating lease right-of-use assets		42	223
Property and equipment, net		83	114
Investment in associate at fair value		3,265
Investment in convertible note			1,500
Total non-current assets		3,390	1,837
Total assets		16,629	16,561
Current liabilities
Trade payables		1,879	2,560
Other payables		871	534
Total current liabilities		2,750	3,094
Non-current liabilities
Operating lease liabilities, net of current portion			44
Total non-current liabilities			44
Stockholders’ equity
Ordinary shares, par value NIS 0.15 per share; Authorized 20,000,000 shares; Issued and outstanding: 5,045,324 shares as of December 31, 2023; 1,692,342 shares as of December 31, 2022	[1]	209	70
Additional paid-in capital		207,076	200,138
Accumulated other comprehensive loss		(454)	(745)
Accumulated deficit		(192,952)	(186,040)
Total stockholders’ equity		13,879	13,423
Total liabilities and stockholders’ equity		$ 16,629	$ 16,561

[1]	All share and per share data has been retroactively adjusted to reflect the 1 for 15 reverse share split effected on May 15, 2023 for all periods prior to the date of the reverse share split. See Note 11A4.